Note 6. Short Term Notes and Interest Bearing Advance (Details) - USD ($)	Dec. 31, 2017	Feb. 02, 2017	Oct. 23, 2008
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,000,000
Unrelated Third Party
Debt Instrument, Interest Rate, Stated Percentage		12.50%
Debt Instrument, Face Amount		$ 25,000
Bank Credit Facility
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000
Long-term Line of Credit	$ 14,299
Bank Credit Facility | Minimum
Debt Instrument, Interest Rate, Stated Percentage	11.24%
Bank Credit Facility | Maximum
Debt Instrument, Interest Rate, Stated Percentage	24.99%